SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 11,552	$ 10,507
Vitamins and Supplements [Member]
Revenue	1,670	814
Herbs & Produce [Member]
Revenue	$ 9,882	$ 9,693